Organization and Principal Activities (Details)					3 Months Ended
	Dec. 10, 2024 $ / shares shares	Aug. 15, 2024 shares	Aug. 31, 2023 SGD ($)	Aug. 31, 2022 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Jan. 07, 2024	Mar. 01, 2023 USD ($)
Organization and Principal Activities [Line Items]
Number of preferred shares					2,000,000	2,000,000
Preferred shares of par value (in Dollars per share) | $ / shares					$ 0.001	$ 0.001
Saving Digital Pte, Ltd [Member]
Organization and Principal Activities [Line Items]
Nominal consideration (in Dollars) | $				$ 10,000
MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars) | $					$ 120,000
Class A Shares [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares					100,000,000	100,000,000
Par value (in Dollars per share) | $ / shares					$ 0.001	$ 0.001
Ordinary shares issued					34,789,611	34,536,384
Ordinary shares outstanding					34,789,611	34,536,384
Shares consideration		1,500,000
Class A Shares [Member] | Chief Executive Officer [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.001
Repurchase of shares	5,933,700
Class A Shares [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued					40,470,084
Class A Shares [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued					1
Ordinary shares outstanding					1
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares					10,000,000	10,000,000
Par value (in Dollars per share) | $ / shares					$ 0.001	$ 0.001
Ordinary shares issued					5,933,700	5,933,700
Ordinary shares outstanding					5,933,700	5,933,700
Class B Ordinary Shares [Member] | Chief Executive Officer [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.001
Ordinary shares issued	5,933,700
Preferred Stock [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Number of preferred shares					10,000,000
Preferred shares of par value (in Dollars per share) | $ / shares					$ 0.001
Fun Verse [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage		40.00%			100.00%		60.00%
Marsprotocol Technologies Pte. Ltd [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage								60.00%
Invested amount (in Dollars) | $								$ 300,000
Withdrawal of capital contribution (in Dollars) | $			$ 120,000